Cover Page	Oct. 06, 2026	Jun. 26, 2026
Cover [Abstract]
Document Type		8-K
Document Period End Date	Oct. 06, 2026
Entity Registrant Name		APOGEE ENTERPRISES, INC.
Entity Incorporation, State or Country Code		MN
Entity File Number		0-6365
Entity Tax Identification Number		41-0919654
Entity Address, Address Line One		4400 West 78th Street, Suite 520
Entity Address, City or Town		Minneapolis
Entity Address, State or Province		MN
Entity Address, Postal Zip Code		55435
City Area Code		952
Local Phone Number		835-1874
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common stock, $0.33 1/3 Par Value
Trading Symbol		APOG
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Entity Central Index Key		0000006845
Amendment Flag		false
Document Information [Line Items]
Document Period End Date	Oct. 06, 2026